Cover	Jul. 16, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2020
Entity File Number	1-8002
Entity Registrant Name	THERMO FISHER SCIENTIFIC INC.
Entity Central Index Key	0000097745
Entity Tax Identification Number	04-2209186
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	168 Third Avenue
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	622-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $1.00 par value
Entity Listings [Line Items]
Common Stock, $1.00 par value	Common Stock, $1.00 par value
Trading Symbol	TMO
Security Exchange Name	NYSE
Floating Rate Notes due 2020
Entity Listings [Line Items]
Common Stock, $1.00 par value	Floating Rate Notes due 2020
Trading Symbol	TMO /20A
Security Exchange Name	NYSE
2.150% Notes due 2022
Entity Listings [Line Items]
Common Stock, $1.00 par value	2.150% Notes due 2022
Trading Symbol	TMO 22A
Security Exchange Name	NYSE
0.750% Notes due 2024
Entity Listings [Line Items]
Common Stock, $1.00 par value	0.750% Notes due 2024
Trading Symbol	TMO 24A
Security Exchange Name	NYSE
0.125% Notes due 2025
Entity Listings [Line Items]
Common Stock, $1.00 par value	0.125% Notes due 2025
Trading Symbol	TMO 25B
Security Exchange Name	NYSE
2.000% Notes due 2025
Entity Listings [Line Items]
Common Stock, $1.00 par value	2.000% Notes due 2025
Trading Symbol	TMO 25
Security Exchange Name	NYSE
1.400% Notes due 2026
Entity Listings [Line Items]
Common Stock, $1.00 par value	1.400% Notes due 2026
Trading Symbol	TMO 26A
Security Exchange Name	NYSE
1.450% Notes due 2027
Entity Listings [Line Items]
Common Stock, $1.00 par value	1.450% Notes due 2027
Trading Symbol	TMO 27
Security Exchange Name	NYSE
1.750% Notes due 2027
Entity Listings [Line Items]
Common Stock, $1.00 par value	1.750% Notes due 2027
Trading Symbol	TMO 27B
Security Exchange Name	NYSE
0.500% Notes due 2028
Entity Listings [Line Items]
Common Stock, $1.00 par value	0.500% Notes due 2028
Trading Symbol	TMO 28A
Security Exchange Name	NYSE
1.375% Notes due 2028
Entity Listings [Line Items]
Common Stock, $1.00 par value	1.375% Notes due 2028
Trading Symbol	TMO 28
Security Exchange Name	NYSE
1.950% Notes due 2029
Entity Listings [Line Items]
Common Stock, $1.00 par value	1.950% Notes due 2029
Trading Symbol	TMO 29
Security Exchange Name	NYSE
0.875% Notes due 2031
Entity Listings [Line Items]
Common Stock, $1.00 par value	0.875% Notes due 2031
Trading Symbol	TMO 31
Security Exchange Name	NYSE
2.375% Notes due 2032
Entity Listings [Line Items]
Common Stock, $1.00 par value	2.375% Notes due 2032
Trading Symbol	TMO 32
Security Exchange Name	NYSE
2.875% Notes due 2037
Entity Listings [Line Items]
Common Stock, $1.00 par value	2.875% Notes due 2037
Trading Symbol	TMO 37
Security Exchange Name	NYSE
1.500% Notes due 2039
Entity Listings [Line Items]
Common Stock, $1.00 par value	1.500% Notes due 2039
Trading Symbol	TMO 39
Security Exchange Name	NYSE
1.875% Notes due 2049
Entity Listings [Line Items]
Common Stock, $1.00 par value	1.875% Notes due 2049
Trading Symbol	TMO 49
Security Exchange Name	NYSE